Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of deposits [line items]
Term	$ 421,864	$ 415,978
Total deposits	1,011,885	886,005
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	182,745	143,958
Notice	61,761	49,806
Term	98,546	100,968
Total deposits	343,052	294,732
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	315,472	253,113
Notice	16,585	13,867
Term	292,254	298,502
Total deposits	624,311	565,482
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	12,502	8,363
Notice	956	920
Term	31,064	16,508
Total deposits	44,522	25,791
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	510,719	405,434
Notice	79,302	64,593
Term	421,864	415,978
Total deposits	1,011,885	886,005
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	123,402	93,163
Notice	7,390	5,692
Term	368	137
Total deposits	131,160	98,992
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	287,046	228,386
Notice	19,036	15,306
Term	310,492	333,118
Total deposits	616,574	576,810
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	43,831	34,632
Total deposits	43,831	34,632
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,190	4,704
Notice	52,046	39,626
Term	57,037	41,776
Total deposits	116,273	86,106
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	654	760
Total deposits	654	760
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	33,810	33,073
Notice	830	825
Term	37,250	30,090
Total deposits	71,890	63,988
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,372	5,225
Notice		5
Total deposits	7,372	5,230
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,414	5,491
Notice		3,139
Term	16,717	10,857
Total deposits	$ 24,131	$ 19,487